Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Schedule of remaining contractual maturities of the lease liabilities

	2025	2024
Lease liabilities payable:
Within one year	$1,297,001	$1,116,827
Within a period of more than one year but not exceeding two years	915,552	457,711
Within a period of more than two years but not exceeding five years	758,642	39,367
	2,971,195	1,613,905
Less: Amount due for settlement with 12 months shown under current liabilities	(1,297,001)	(1,116,827)
Amount due for settlement after 12 months shown under non-current liabilities	$1,674,194	$497,078